Blue Chip Growth Fund (0000902259)

Please disregard the Blue Chip Growth Fund filing as of November 25, 2005. The filing contains the Dividend Growth Fund in the description fields. The Blue Chip Growth Fund was filed correctly on November 29, 2005.